POST-EMPLOYMENT BENEFITS - Amounts recognized in Other Comprehensive Results (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in Other Comprehensive Income
Other Comprehensive Income (ORA) accumulated in the Social Security Program	R$ 3,641,454	R$ 3,482,507
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	R$ (158,947)	R$ (1,160,545)